CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Cash and Cash Equivalents
The following table summarises the cash and cash equivalents outstanding in the consolidated statement of financial position as at the dates presented:

	31 December 2020	31 December 2019
	€ million	€ million
Cash at banks and on hand	643	170
Short-term deposits and securities	880	146
Total cash and cash equivalents	1,523	316
Cash and cash equivalents are held in the following currencies as at the dates presented:

	31 December 2020	31 December 2019
	€ million	€ million
Euro	950	88
British pound	424	124
US dollar	32	27
Norwegian krone	70	44
Swedish krona	33	21
Other	14	12
Total cash and cash equivalents	1,523	316